Assets Covered Under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Capital Leased Assets [Line Items]
Machinery, vessels and equipment	¥ 8,419	¥ 12,359
Less: Accumulated depreciation and amortization	(5,598)	(9,266)
Total	¥ 2,821	¥ 3,093